Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Income (Loss), Basic	$ 3,970,040	$ (2,775,614)	$ (7,139,977)	$ (3,550,951)
Weighted Average Common Shares Outstanding, Basic	1,880,279	1,806,303	1,865,230	1,797,032	1,813,069	1,747,881
Per Share, Basic	$ 2.11	$ (1.54)	$ (3.83)	$ (1.98)	$ (3.88)	$ (6.57)
Income (Loss), Diluted	$ 3,970,040	$ (2,775,614)	$ (7,139,977)	$ (3,550,951)
Weighted Average Common Shares Outstanding, Diluted	2,605,270	1,806,303	1,865,230	1,797,032
Per Share, Diluted	$ 1.52	$ (1.54)	$ (3.83)	$ (1.98)
Stock Options and Warrants [Member]
Income (Loss)	$ 0	$ 0	$ 0	$ 0
Weighted Average Common Shares Outstanding	724,991	0	0	0
Per Share	$ 0	$ 0	$ 0	$ 0